Related Party Disclosures - Schedule of Remuneration of Directors and Other Members of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Remuneration of Directors and Other Members of Key Management Personnel [Abstract]
Short-term benefits	$ 4,351,709	$ 21,725,185
Shared-based payments	1,670,174	9,552,181
Total	$ 6,021,883	$ 31,277,366